Financial Instruments - Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts	₨ 83,332	₨ 78,042
Lease liabilities	21,182	19,198
Trade payables and accrued expenses	78,870	78,129
Derivative liabilities	1,070	7,369
Other liabilities	3,761	1,050
Loans, borrowings and bank overdrafts, undiscounted cash flows	85,216	79,543
Lease Liabilities Undiscounted Cash Flows	22,823	21,067
Trade payables and accrued expenses, undiscounted cash flows	78,870	78,129
Derivative liabilities, undiscounted cash flows	1,070	7,369
Other liabilities, undiscounted cash flows	3,880	1,050
Not later than one year [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	77,609	74,663
Lease Liabilities Undiscounted Cash Flows	8,398	7,322
Trade payables and accrued expenses, undiscounted cash flows	78,870	78,129
Derivative liabilities, undiscounted cash flows	1,070	7,231
Other liabilities, undiscounted cash flows	1,473	899
1-2 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	166	4,761
Lease Liabilities Undiscounted Cash Flows	6,317	6,128
Derivative liabilities, undiscounted cash flows		90
Other liabilities, undiscounted cash flows	1,330	88
2-4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	7,441	119
Lease Liabilities Undiscounted Cash Flows	6,017	5,425
Derivative liabilities, undiscounted cash flows		48
Other liabilities, undiscounted cash flows	1,077	63
Beyond 4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Lease Liabilities Undiscounted Cash Flows	₨ 2,091	₨ 2,192